Long-term debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-term debt
Long-term debt consists of the following as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021	December 31, 2020
2017 First Lien Term Facility due May 2024	$782.4	$786.6
2019 First Lien Term Facility due May 2024	98.0	98.5
2017 Second Lien Term Facility due May 2025	310.0	310.0
Revolving Facility due May 2022	8.3	142.6
Revolving Facility due Nov 2023	114.7	—
Less: unamortized debt issuance costs	(14.7)	(17.1)

	1,298.7	1,320.6
Less: current maturities of long-term debt	(9.1)	(9.1)

Long-term debt, net of current portion	$1,289.6	$1,311.5

Long-term debt consists of the following as of December 31, 2020 and 2019 (in millions):

	2020	2019
First Lien Term Facility due May 2024	$786.6	$794.6
2019 First Lien Term Facility due May 2024	98.5	99.5
2017 Second Lien Term Facility due May 2025	310.0	310.0
Revolving Facility due May 2022	142.6	52.0
Less: unamortized debt issuance costs	(17.1)	(22.2)

	1,320.6	1,233.9
Less: current maturities of long-term debt	(9.1)	(9.1)

Long-term debt, net of current portion	$1,311.5	$1,224.8

Summary of Aggregate Maturities of our Long-term debt
The aggregate maturities of our long-term debt, excluding the Revolving Facility and the 2021 Revolving Facility, are as follows as of June 30, 2021 (in millions):

For the years ending December 31:	Principal amount
Remaining 2021	$4.5
2022	9.1
2023	9.1
2024	857.7
2025	310.0

Total	$1,190.4

The aggregate maturities of our long-term debt, excluding the Revolving Facility, are as follows as of December 31, 2020 (in millions):

For the years ending:	Principal amount
2021	$9.1
2022	9.1
2023	9.1
2024	857.8
2025	310.0

Total	$1,195.1

Summary of Interest Expense Net
Interest expense, net for the three and six months ended June 30, 2021 and 2020 consist of the following (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Interest expense on debt, net of capitalized interest	$16.4	$16.3	$32.6	$34.1
Interest expense on capital leases	25.4	24.3	51.0	48.4
Amortization of deferred financing costs and fees	1.3	1.5	2.7	2.9

Total	$43.1	$42.1	$86.3	$85.4

Interest expense, net for the years ended December 31, 2020, 2019 and 2018 consist of the following (in millions):

	2020	2019	2018
Interest expense on debt, net of capitalized interest	$66.6	$75.9	$71.3
Interest expense on capital leases	98.0	71.1	29.2
Amortization of deferred financing costs and fees	5.8	5.7	8.2
Interest income on Promissory Notes (Note 3)	(1.0)	—	—

Total	$169.4	$152.7	$108.7